Asset Under Development (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Opening asset under development balance	$ 20,000
Closing asset under development balance	284,344
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Opening asset under development balance	20,000
Transfer from other non-current assets (note 13)	31,048
Additions	228,509
Interest costs capitalized	4,787
Closing asset under development balance	$ 284,344